UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-Q
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                               1141 Custis Street
                           Alexandria, Virginia 22308
                           --------------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30, 2004
                         -------------

Date of reporting period: Three-month period ended September 30, 2004
                          -------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                                                           Percent of
                                                  Shares                          Value    Net Assets
                                                 ----------------------------------------------------
BASIC MATERIALS
    Commercial Metals Inc          (a)              4,600         $  182,712                     3.41%
    Northern Dynasty               (a)             37,500         $  168,750                     3.15%
    Om Group                       (a)              2,490         $   91,034                     1.70%
    Southern Peru Copper                            1,950         $  100,737                     1.88%
                                                                  ----------                    -----
                                                                                $  543,233      10.13%

CONSUMER CYCLICAL
    American Eagle Out             (a)              2,375         $   87,519                     1.63%
    Coach Inc                      (a)              1,960         $   83,143                     1.55%
    Dicks Sporting Goods           (a)              2,660         $   94,749                     1.77%
    Harman Int Ind                                    865         $   93,204                     1.74%
    Kmart Holding Corp             (a)              1,065         $   93,156                     1.74%
                                                                  ----------                    -----
                                                                                $  451,770       8.43%
CONSUMER NON-CYCLICAL
     Toto Co.                      (a)              1,260                       $   86,058       1.61%

ENERGY
    Cal Dive Int                   (a)              2,750         $   97,955                     1.83%
    Houston Exploration            (a)              1,590         $   94,367                     1.76%
    Murphy Oil Corp                                 1,100         $   95,447                     1.78%
    St Mary Land Explora                            2,375         $   94,549                     1.76%
                                                                  ----------                    -----
                                                                                $  382,317       7.13%
FINANCIAL
    Countrywide Financial          (a)              2,440         $   96,112                     1.79%
    Empire Financial Hld           (a)            200,000         $  134,000                     2.50%
    Indymac Corp                                    5,350         $  193,670                     3.61%
    Waterside Capital Co           (a)              5,300         $   26,500                     0.49%
                                                                  ----------                    -----
                                                                                $  450,282       8.40%

HEALTHCARE
    Cooper Companies                                1,350         $   92,543                     1.73%
    Gilead Sciences Inc            (a)              2,480         $   92,702                     1.73%
    Sierra Health Services         (a)              1,960         $   93,943                     1.75%
                                                                  ----------                    -----
                                                                                $  279,188       5.21%

INDUSTRIAL
    Black & Decker Corp                             1,200         $   92,928                     1.73%
    Curtiss Wright Corp                             1,525         $   87,276                     1.63%
    Eagle Materials Inc                             1,275         $   90,908                     1.70%
    Landstar System Inc            (a)              1,600         $   93,888                     1.75%
    Msc Industrial Direc                            2,700         $   92,016                     1.72%
    Omi Corp                                        6,290         $  100,766                     1.88%
    Pulte Homes Inc                                 1,425         $   87,452                     1.63%
    Steel Dynamics                 (a)              2,460         $   95,005                     1.77%
    Trex Corp                      (a)              4,000         $  177,120                     3.30%
                                                                  ----------                    -----
                                                                                $  917,359      17.11%

INSURANCE
     Brown & Brown                                  1,940                       $   88,658       1.65%



                                       2

TECHNOLOGY
    Autodesk Inc                   (a)              1,875         $   91,181                     1.70%
    Carpenter Technology                            1,915         $   91,422                     1.71%
    Infosys Technolgies            (a)              1,600         $   90,560                     1.69%
    Marvel Tech Group              (a)              3,350         $   87,536                     1.63%
    Microtune Inc                  (a)             20,000         $  105,600                     1.97%
    Trend Micro Inc Adr            (a)              1,960         $   84,182                     1.57%
    Zebra Technologies             (a)              1,480         $   90,295                     1.68%
                                                                  ----------                    -----
                                                                                $  640,776      11.95%

TRANSPORTATION
    General Maritime               (a)              2,885         $  100,485                     1.87%
    Yellow Roadway Corp            (a)              1,925         $   90,263                     1.68%
                                                                  ----------                    -----
                                                                                $  190,748       3.56%

UTILITIES
    Constellation Energy                            4,350                       $  173,304       3.23%

                                                                                $4,203,692      78.41%
                                                                                =====================

NOTES:
(a)Presently non-income producing.
(b) Each of the above equity securities is common stock.

Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Bonds are valued at the last quoted bid price obtained from independent pricing services.

             Cost and Unrealized Gain/Loss at September 30, 2004:
--------------------------------------------------------------------------------
Identified cost for federal income tax purposes                      $4,135,071
Gross unrealized appreciation from investments                         $227,155
Gross unrealized depreciation from investments                       ($158,534)
Net unrealized appreciation from investments                            $68,621

ITEM 2. CONTROLS AND PROCEDURES.

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
--------------------
(Registrant)

By:   /S/ Paul Dietrich
     ------------------------------------
     Paul Dietrich, president and principal executive officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 24, 2004

/S/ Paul Dietrich
------------------------------------
Paul Dietrich, principal executive officer and principal financial officer



                                       4